Segmental reporting - Analysis of results by business (Narrative) (Details) £ in Millions			6 Months Ended	12 Months Ended
		Jul. 01, 2017 GBP (£)	Dec. 31, 2017 GBP (£) Employees	Dec. 31, 2018 GBP (£) Employees	Dec. 31, 2017 GBP (£) Employees		Dec. 31, 2016 GBP (£) Employees
Disclosure of operating segments [line items]
loss before tax				£ (3,494)	£ (3,541)		£ (3,230)
Assets			£ 1,133,248 [1]	£ 1,133,283	£ 1,133,248	[1]	£ 1,213,126	[1],[2]
Number of employees (full time equivalent) | Employees	[3]		79,900	83,500	79,900
Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of operating segments [line items]
Number of employees (full time equivalent) | Employees							40,800
Operating segments [member] | Barclays Non-core [member]
Disclosure of operating segments [line items]
loss before tax	[4]				£ 647
Assets	[4]		£ 0		£ 0
Number of employees (full time equivalent) | Employees	[3],[4]		0		0
Operating segments [member] | Barclays Non-core [member] | Italian mortgages portfolio [Member]
Disclosure of operating segments [line items]
Assets transferred, at time of transfer		£ 9,000
Head Office [member]
Disclosure of operating segments [line items]
Certain legacy capital instrument funding costs					£ 351
loss before tax				£ 2,237	647
Assets			£ 39,700	£ 21,500	£ 39,700
Number of employees (full time equivalent) | Employees	[3]		45,600	48,500	45,600
Head Office [member] | Italian mortgages portfolio [Member]
Disclosure of operating segments [line items]
loss before tax			£ 37
Assets			£ 9,000		£ 9,000

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.
[3]

b As a result of the establishment of Barclays Execution Services in September 2017, employees who are now employed by Barclays Execution Services and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.

[4]

d The Non-Core segment was closed on 1 July 2017 with the residual assets and liabilities reintegrated into, and associated financial performance subsequently reported in, Barclays UK, Barclays International and Head Office. Financial re sults up until 30 June 2017 are reflected in the Non-Core segment for 2017. Comparative results have not been restated.